New IFRS Standards (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Operating revenues, net of royalties	$ 38,542.0	$ 31,954.0
Operating, selling and general	(10,573.0)	(9,188.0)
Transportation	(1,319.0)	(997.0)
Net earnings	3,293.0	4,458.0
Total comprehensive income	$ 3,663.0	4,291.0
ROU assets			$ 1,800.0
Lease liabilities			$ 1,800.0
Increase (decrease) due to application of IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Operating revenues, net of royalties		(97.0)
Operating, selling and general		(57.0)
Transportation		$ (40.0)